Earnings / (Loss) per Share	12 Months Ended
Dec. 31, 2023
Earnings / (Loss) per Share [Abstract]
Earnings / (Loss) per Share
11.	Earnings / (Loss) per Share

All common shares issued (including the restricted shares issued under the equity incentive plan, or else) are the Company’s common stock and have equal rights to vote and participate in dividends, subject to forfeiture provisions set forth in the applicable award agreements. Unvested shares granted under the Company’s incentive plan, or else, are entitled to receive dividends which are not refundable, even if such shares are forfeited, and therefore are considered participating securities for basic and diluted earnings per share calculation purposes. For 2023, 2022 and 2021, the Company paid aggregate dividends amounting to $1,889, $941 and $0 to its Series B and Series C preferred stockholders, while it paid zero dividends to its common stockholders. The calculation of basic earnings/ (loss) per share does not consider the non-vested shares as outstanding until the time-based vesting restrictions have lapsed. The dilutive effect of share-based compensation arrangements and for unexercised warrants that are in-the money, is computed using the treasury stock method, which assumes that the “proceeds” upon exercise of these awards or warrants are used to purchase common shares at the average market price for the period, while the dilutive effect of convertible securities is computed using the “if converted” method. In particular, for the preferred convertible stock that requires the payment of cash by the holder upon conversion, the proceeds assumed to be received shall be assumed to be applied to purchase common stock under the treasury stock method and the convertible security shall be assumed to be converted under the “if-converted” method. For 2023, and 2022 the most dilutive method was the two-class method, considering anti-dilution sequencing as per ASC 260. For 2023, the computation of diluted earnings per share reflects i) the potential dilution from conversion of outstanding preferred convertible stock Series B and C, calculated with the “if converted” method which resulted in 24,596,069 shares, and ii) the potential dilution from the exercise of warrants Series A (either exercised during the period end or outstanding) using the treasury stock method which resulted in 452,286 shares and the deduction of $561, related to the changes in fair value of Series A warrants’ liability, from net income attributable to common stockholders. For 2022, the computation of diluted earnings per share reflects the potential dilution from conversion of outstanding preferred convertible stock calculated with the “if converted” method described above and resulted in 4,597,638 shares.

For 2023, securities that could potentially dilute basic earnings per share in the future that were not included in the computation of diluted earnings per share, because to do so would have anti-dilutive effect, are any incremental shares resulting from the non-vested restricted share awards, Class A warrants and Series B warrants considered to be out of the money, July 2022 and August 2022 warrants that were in the money, but for which no incremental shares were included in the calculation of diluted EPS considering the sequence rules of ASC 260, and the non-exercised stock options calculated with the treasury stock method. For 2022, securities that could potentially dilute basic earnings per share in the future that were not included in the computation of diluted earnings per share, because to do so would have anti-dilutive effect, are any incremental shares resulting from the non-vested restricted share awards, Class A warrants, July 2022 and August 2022 warrants considered to be out of the money and the non-exercised stock options calculated with the treasury stock method.

For 2023, net income is significantly adjusted by a deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature of $9,809, (Note 9 (b)),  by a deemed dividend to the holders of the July and August 2022 Warrants of $789 as a result of triggering of a down-round feature (Note 9 (f)), and also by an amount of $1,889 representing dividends on Series B and Series C Preferred Stock (Note 9 (b)), to arrive at the net income attributable to common equity holders. For 2022, net income / (loss) from continuing operations is significantly adjusted by an amount of $9,271 representing deemed dividends on Series B preferred stock upon exchange of common stock (Note 9 (b)), by an amount of $6,944 representing deemed dividends on Series C preferred stock upon exchange of Series C preferred stock (Note 9 (b)), by a deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature of $5,930, (Note 9 (b)), by a deemed dividend to the holders of the July and August 2022 Warrants of $1,116 as a result of triggering of a down-round feature (Note 9 (f)), and also by an amount of $1,030 representing dividends on Series B and Series C Preferred Stock (Note 9 (b)), to arrive at the net income / (loss) attributable to common equity holders.

The following table sets forth the computation for basic and diluted earnings (losses) per share:

	2023		2022		2021
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS	Basic LPS	Diluted LPS
Net income / (loss) from continuing operations	$69,413	$69,413	$36,300	$36,300	$(10,106)	$(10,106)
less income allocated to participating securities	(2)	(2)	(6)	(2)	-	-
less deemed dividends on Series B preferred stock upon exchange of common stock	-	-	(9,271)	(9,271)	-	-
less deemed dividends on Series C preferred stock upon exchange of Series B preferred stock and re-acquisition of loan due to a related party	-	-	(6,944)	-	-	-
less deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature	(9,809)	-	(5,930)	(5,930)	-	-
less deemed dividend to the July and August warrants’ holders due to triggering of a down-round feature	(789)	(789)	(1,116)	(1,116)	-	-
less dividends on preferred stock	(1,889)	(40)	(1,030)	(493)	-	-
less changes in value of warrants’ liability	-	(561)	-	-	-	-
Net income / (loss) attributable to common stockholders from continuing operations	56,924	68,021	12,003	19,488	(10,106)	(10,106)

Net income from discontinued operations	-	-	-	-	400	400

Total net income /(loss) attributable to common stockholders	56,924	68,021	12,003	19,488	(9,706)	(9,706)

Weighted average number of common shares, basic	10,491,316	10,491,316	1,850,072	1,850,072	335,086	335,086
Effect of dilutive shares	-	25,048,355	-	4,597,638	-	-
Weighted average number of common shares, diluted	10,491,316	35,539,671	1,850,072	6,447,710	335,086	335,086

Earnings / (Loss) per common share, continuing operations	$5.43	$1.91	$6.49	$3.02	$(30.16)	$(30.16)

Earnings per common share, discontinued operations	$-	$-	$-	$-	$1.19	$1.19

Earnings / (Loss) per common share, total	$5.43	$1.91	$6.49	$3.02	$(28.97)	$(28.97)